Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted share units [Member] - 2015 Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of restricted share units
Granted	1,186,014
Vested	(2,144,731)
Forfeited	(724,086)
Outstanding, ending balance	4,471,816	6,154,619
Weighted-Average Grant-Date Fair Value
Granted	¥ 82.15
Vested	18.65
Outstanding, ending balance	¥ 40.09	¥ 24.91